Goodwill and Other Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Estimated Aggregate Amortization Expense
2018	$ 42
2019	39
2020	38
2021	32
2022	$ 3